Commitments and contingencies (Tables)	12 Months Ended
May 31, 2020
Commitments and contingencies
Schedule of future undiscounted payment associated with capital asset expansion and lease liabilities
The following table presents the future undiscounted payment associated with capital asset expansion and lease liabilities as of May 31, 2020:

Years ending May 31,
2021	$23,530
2022	1,272
2023	1,172
2024	1,109
2025	982
Thereafter	2,193

$30,258